Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included: [x]	Contributions Not Corrected	Contributions Corrected Outside VFCP*	Contributions Pending Correction in VFCP
x	$2,126,662	$73,237	$—	$—

*Delinquent contributions, adjusted for earnings, of $58,218 for the 2024 Plan year, $14,264 for the 2023 Plan year and $755 for the 2022 Plan year were corrected during the 2025 Plan year.